OTHER CURRENT ASSETS - Analysis of financial assets included in other current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OTHER CURRENT ASSETS
Financial assets included in other current assets	¥ 7,444,363	¥ 6,698,053
Financial assets included in other current assets, net of provision for impairment	5,723,924	4,933,985
Within 1 Year
OTHER CURRENT ASSETS
Financial assets included in other current assets	1,628,723	1,456,520
1 to 2 Years
OTHER CURRENT ASSETS
Financial assets included in other current assets	752,731	283,844
2 and 3 Years
OTHER CURRENT ASSETS
Financial assets included in other current assets	151,974	844,262
Over 3 years
OTHER CURRENT ASSETS
Financial assets included in other current assets	4,910,935	4,113,427
Other current assets
OTHER CURRENT ASSETS
Less: provision for impairment	¥ (1,720,439)	¥ (1,764,068)